Fair Value Measurements (Details) - Schedule of assets and liabilities that are measured at fair value on a recurring basis - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Mutual Funds [Member] | Assets [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities that are measured at fair value on a recurring basis [Line Items]
Held to Maturity	Investments held in Trust Account – Mutual Funds	Investments held in Trust Account – Mutual Funds(1) [1]
Fair Value	$ 17,651,924	$ 775,917
Liability [Member] | Public Warrants [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities that are measured at fair value on a recurring basis [Line Items]
Held to Maturity	Warrant Liabilities – Public Warrants	Warrant Liabilities – Public Warrants
Fair Value	$ 414,000	$ 414,000
Liability [Member] | Private Placement Warrants [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities that are measured at fair value on a recurring basis [Line Items]
Held to Maturity	Warrant Liabilities – Private Placement Warrants	Warrant Liabilities – Private Placement Warrants
Fair Value	$ 169,200	$ 169,200

[1]	As of December 31, 2022, $19,376,793 of mutual funds held in the Trust Account was deposited into the cash operating account maintained by the trustee.